NOTE 10 – DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2021
Note 10 Derivative Liability
NOTE 10 – DERIVATIVE LIABILITY

NOTE 10 – DERIVATIVE LIABILITY

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, “Derivatives and Hedging” and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815 requires we assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of December 31, 2020. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note is estimated using the Black-Scholes valuation model.

For the year ended December 31, 2021 and 2020, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Year ended
December 31,
	2021	2020
Expected term	0.16 - 1.18 years	0.02 - 6.00 years
Expected average volatility	145% - 241%	74% - 550%
Expected dividend yield	—	—
Risk-free interest rate	0.07% - 0.09%	0.05% - 2.56%

The following table summarizes the changes in the derivative liabilities during the year ended December 31, 2021 and 2020:

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2019	$4,744,134

Addition of new derivatives recognized as debt discounts	1,673,393
Addition of new derivatives recognized as loss on derivatives	1,040,636
Settled on issuance of common stock	(5,136,222)
Change in fair value of the derivative	(1,296,250)
Balance - December 31, 2020	$1,025,691

Settled on issuance of common stock	(708,611)
Change in fair value of the derivative	(317,080)
Balance - December 31, 2021	$—

The following table summarizes the change in fair value of derivative liability included in the income statement for the year ended December 31, 2021 and 2020, respectively.

	Years Ended
	December 31,
	2021	2020
Addition of new derivatives recognized as loss on derivatives	$—	$1,040,636
Revaluation of derivative liabilities	(317,080)	(1,296,250)
(Gain) on change in fair value of the derivative	$(317,080)	$(255,614)